Convertible Preferred Stock And Stockholders' Deficit - Summary of Convertible preferred stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Shares Issued and Outstanding	34,693,585	33,657,472
Groop Internet Platform Inc [Member]
Temporary Equity [Line Items]
Net Carrying Value	$ 111,282	$ 111,282	$ 111,282
Seed [Member] | Groop Internet Platform Inc [Member]
Temporary Equity [Line Items]
Issue Price	$ 0.3275	$ 0.3275	$ 0.3275
Shares Authorized	3,435,000	3,435,000	3,435,000
Shares Issued and Outstanding	3,434,999	3,434,999	3,434,999
Net Carrying Value	$ 1,112	$ 1,112	$ 1,112
Aggregate Liquidation Preference	$ 1,125	$ 1,125	$ 1,125
Seed-1 [Member] | Groop Internet Platform Inc [Member]
Temporary Equity [Line Items]
Issue Price	$ 0.3036	$ 0.3036	$ 0.3036
Shares Authorized	7,812,250	7,812,250	7,812,250
Shares Issued and Outstanding	7,812,248	7,812,248	7,812,248
Net Carrying Value	$ 2,340	$ 2,340	$ 2,340
Aggregate Liquidation Preference	$ 2,372	$ 2,372	$ 2,372
Seed-2 [Member] | Groop Internet Platform Inc [Member]
Temporary Equity [Line Items]
Issue Price	$ 0.3624	$ 0.3624	$ 0.3624
Shares Authorized	3,311,260	3,311,260	3,311,260
Shares Issued and Outstanding	3,311,260	3,311,260	3,311,260
Net Carrying Value	$ 1,150	$ 1,150	$ 1,150
Aggregate Liquidation Preference	$ 1,200	$ 1,200	$ 1,200
Series A [Member] | Groop Internet Platform Inc [Member]
Temporary Equity [Line Items]
Issue Price	$ 0.5842	$ 0.5842	$ 0.5842
Shares Authorized	16,014,920	16,014,920	16,014,920
Shares Issued and Outstanding	16,014,920	16,014,920	16,014,920
Net Carrying Value	$ 9,316	$ 9,316	$ 9,316
Aggregate Liquidation Preference	$ 9,356	$ 9,356	$ 9,356
Series B [Member] | Groop Internet Platform Inc [Member]
Temporary Equity [Line Items]
Issue Price	$ 1.0413	$ 1.0413	$ 1.0413
Shares Authorized	14,741,184	14,741,184	14,741,184
Shares Issued and Outstanding	14,405,065	14,405,065	14,405,065
Net Carrying Value	$ 14,934	$ 14,934	$ 14,934
Aggregate Liquidation Preference	$ 15,000	$ 15,000	$ 15,000
Series C [Member] | Groop Internet Platform Inc [Member]
Temporary Equity [Line Items]
Issue Price	$ 1.5839	$ 1.5839	$ 1.5839
Shares Authorized	19,761,349	19,761,349	19,761,349
Shares Issued and Outstanding	19,761,349	19,761,349	19,761,349
Net Carrying Value	$ 31,226	$ 31,226	$ 31,226
Aggregate Liquidation Preference	$ 31,300	$ 31,300	$ 31,300
Series D [Member] | Groop Internet Platform Inc [Member]
Temporary Equity [Line Items]
Issue Price	$ 2.7515	$ 2.7515	$ 2.7515
Shares Authorized	19,313,201	19,313,201	19,313,201
Shares Issued and Outstanding	18,655,974	18,655,974	18,655,974
Net Carrying Value	$ 51,204	$ 51,204	$ 51,204
Aggregate Liquidation Preference	$ 51,332	$ 51,332	$ 51,332
Convertible Preferred Stock [Member] | Groop Internet Platform Inc [Member]
Temporary Equity [Line Items]
Shares Authorized	84,389,164	84,389,164	84,389,164
Shares Issued and Outstanding	83,395,815	83,395,815	83,395,815
Net Carrying Value	$ 111,282	$ 111,282	$ 111,282
Aggregate Liquidation Preference	$ 111,685	$ 111,685	$ 111,685